UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Royal Capital Management, LLC
Address: 623 Fifth Avenue
         24th Floor
         New York, New York  10022

13F File Number:  28-10323

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Yale M. Fergang
Title:     Manager
Phone:     212.920.3400

Signature, Place, and Date of Signing:

     Yale M. Fergang     New York, New York     August 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $1,214,082 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN ORIENTAL BIOENGR IN   COM              028731107    12678  1424500 SH       SOLE                  1424500
AMERIPRISE FINL INC            COM              03076C106    88998  1400000 SH       SOLE                  1400000
AMREP CORP NEW                 COM              032159105     5720   120300 SH       SOLE                   120300
ANNTAYLOR STORES CORP          COM              036115103    50474  1425000 SH       SOLE                  1425000
APACHE CORP                    COM              037411105    53034   650000 SH       SOLE                   650000
BIOLASE TECHNOLOGY INC         COM              090911108     1214   200000 SH       SOLE                   200000
CBS CORP NEW                   CL B             124857202    81634  2450000 SH       SOLE                  2450000
CIRCUIT CITY STORE INC         COM              172737108    85202  5650000 SH       SOLE                  5650000
CONSECO INC                    COM NEW          208464883    49875  2387500 SH       SOLE                  2387500
CORGI INTERNATIONAL LIMITED    SPON ADR NEW     21872Q202     6080  1105511 SH       SOLE                  1105511
DYNCORP INTL INC               CL A             26817C101    46159  2099100 SH       SOLE                  2099100
EMBARQ CORP                    COM              29078E105    67740  1068957 SH       SOLE                  1068957
GOLD FIELDS LTD NEW            SPONSORED ADR    38059T106    45138  2875000 SH       SOLE                  2875000
GRAFTECH INTL LTD              COM              384313102   101560  6030900 SH       SOLE                  6030900
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109    13518   600000 SH       SOLE                   600000
HEWITT ASSOCS INC              COM              42822Q100   128554  4017300 SH       SOLE                  4017300
KEYNOTE SYS INC                COM              493308100    12449   759100 SH       SOLE                   759100
MARTHA STEWART LIVING OMNIME   CL A             573083102     9095   528800 SH       SOLE                   528800
MEDIS TECHNOLOGIES LTD         COM              58500P107    10252   697866 SH       SOLE                   697866
REPUBLIC AWYS HLDGS INC        COM              760276105    61050  3000000 SH       SOLE                  3000000
RYERSON INC                    COM              78375P107    39533  1050000 SH       SOLE                  1050000
SEAGATE TECHNOLOGY             SHS              G7945J104    65310  3000000 SH       SOLE                  3000000
SIMPSON MANUFACTURING CO INC   COM              829073105     8189   242700 SH       SOLE                   242700
SULPHCO INC                    COM              865378103     1509   418078 SH       SOLE                   418078
SUPERIOR INDS INTL INC         COM              868168105     7616   350000 SH       SOLE                   350000
SYMMETRY HLDGS INC             UNIT 99/99/9999  871545208    18867  2156250 SH       SOLE                  2156250
SYNALLOY CP DEL                COM              871565107    13862   397195 SH       SOLE                   397195
TENET HEALTHCARE CORP          COM              88033G100    42966  6600000 SH       SOLE                  6600000
TFS FINL CORP                  COM              87240R107    52535  4552400 SH       SOLE                  4552400
USEC INC                       COM              90333E108    33271  1513700 SH       SOLE                  1513700